UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-06719

                                     Sterling Capital Funds

(Exact name of registrant as specified in charter)

3605 Glenwood Avenue, Suite 100

                         Raleigh, NC 27612

(Address of principal executive offices) (Zip code)

James T. Gillespie, President

Sterling Capital Funds

3605 Glenwood Avenue, Suite 100

                         Raleigh, NC 27612

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 228-1872

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

PULSUS UT LIBERA TM
STERLING
CAPITAL FUNDS
STERLING CAPITAL STRATTON MUTUAL FUNDS
SEMI-ANNUAL REPORT
JUNE 30, 2016
May lose value • Not FDIC insured • Not insured by any government agency • Not guaranteed by the bank • Not a deposit

Notice of Privacy Policy & Practices

Sterling Capital Funds recognizes and respects the privacy expectations of our customers.1 We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Sterling Capital Funds.

Collection of Customer Information

We collect nonpublic personal information about our customers from the following sources:

•	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

•	Account History, including information about the transactions and balances in a customer’s accounts; and

•	Correspondence, written, telephonic or electronic between a customer and the Sterling Capital Funds or service providers to the Sterling Capital Funds.

Disclosure of Customer Information

We may disclose all of the consumer information outlined above to third parties who are not affiliated with the Sterling Capital Funds:

•	as permitted by law — for example with service providers who maintain or service shareholder accounts for the Sterling Capital Funds or to a shareholder’s broker or agent; and

•	to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

Security of Customer Information

We require service providers to the Sterling Capital Funds:

•	to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the Sterling Capital Funds; and

•	to maintain physical, electronic and procedural safeguards that comply with applicable legal standards to guard nonpublic personal information of customers of the Sterling Capital Funds.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former customer of the Sterling Capital Funds.

[1]	For purposes of this notice, the terms “customer” or “customers” includes both individual shareholders of the Sterling Capital Funds and individuals who provide nonpublic personal information to the Sterling Capital Funds, but do not invest in Sterling Capital Funds shares.

DEAR FELLOW SHAREHOLDER:

Financial markets experienced intense volatility during the first half of 2016 but ultimately managed to post gains for the six-month period. Stocks advanced despite sluggish global economic growth and persistent signs of weakness in many economies, which continued to dampen investor sentiment. China’s struggle to shift from a manufacturing economy to a consumer-based economy, Japan’s adoption of negative interest rates and uncertainty about U.S. monetary policy all contributed to a market correction early in the period. Meanwhile, the U.K.’s “Brexit” vote to leave the eurozone led to more market turmoil late in the period. Between these spikes in volatility, investors responded positively to a variety of mixed economic news, including modest GDP growth in the U.S., a disappointing payroll report during the spring and a rebound in oil prices, ultimately pushing stock prices higher. The higher oil prices helped push energy stocks up, while more defensive sectors, such as utilities, health care and telecommunications, all outperformed.

U.S. equities experienced both a sharp correction and a rapid recovery during the first quarter, with the S&P 500 Index falling 10.5% during the first month and a half of the year and then gaining strongly over the next several weeks. Stocks continued to rally into the second quarter until the June 23rd Brexit vote triggered steep market declines. The results of the vote, which surprised markets, pushed investors into perceived safe havens in the equity markets, including the consumer staples and utilities sectors, and increased the attractiveness of yield-oriented investments such as REITs. Despite the drama of the post-Brexit sell-off, however, fallout from the vote did not have a major effect on overall performance during the period as a whole. The Russell 3000 Index, which tracks the broad market, ended the six-month period up 3.84%. Large-cap stocks performed best in this environment. The Russell 1000 Index of large-cap stocks gained 3.74% over the six months, while the Russell 2000 Index of small-cap stocks rose just 2.22%. In recent years growth stocks have dominated U.S. market returns, but value stocks outperformed during the six months under review. Value-oriented shares, which tend to deliver higher dividend yields and feature lower volatility, are often more attractive to investors during periods of economic uncertainty or decline.

As the Brexit process plays out, we believe it will continue to send out ripples — and potentially waves — into the global economy. We expect any additional turbulence will keep pressure on domestic Treasury rates, thus prolonging a desire among investors for yield-oriented domestic equities. During a period of tumultuous global events and volatile markets, we view the slow and steady growth of the U.S. economy as a reassuring sign of stability. As long as the U.S. economy remains the envy of global investors, our markets will be the beneficiaries. During the remainder of the year we expect consumer spending, housing and an uptick in delayed capital spending to continue driving modest economic growth in the U.S.

Thank you for your confidence in Sterling Capital Management. We look forward to serving your investment needs during the months and years ahead, and we encourage you to call us at 1-800-228-1872 with any questions.

Sincerely yours,

James T. Gillespie	Gerald M. Van Horn, CFA
President, Sterling Capital Funds	Executive Director, Sterling Capital
Management LLC

Past performance does not guarantee future results. Mutual fund investing involves risk including the possible loss of principal.

This report is authorized for distribution only when preceded or accompanied by a prospectus. Please read the prospectus carefully before investing or sending money. Sterling Capital Management LLC (“Sterling Capital”) serves as investment advisor to the Sterling Capital Funds (each a “Fund” and collectively, the “Funds”) and is paid a fee for its services. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, Branch Banking and Trust Company or its affiliates. The Funds are not insured by the FDIC or any other government agency. The Funds currently are distributed by Sterling Capital Distributors, LLC. The distributor is not affiliated with Branch Banking and Trust Company or its affiliates.

The foregoing information and opinions are for general information only. Sterling Capital does not guarantee their accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or as offering individual or personalized investment advice.

PORTFOLIO MANAGER’S COMMENTARY

Sterling Capital Stratton Mid Cap Value Fund — Shawn M. Gallagher, CFA

Q. How did the Fund perform during the six-month period between January 1, 2016, and June 30, 2016?

A. The Fund’s Institutional Shares underperformed their benchmark, the Russell Midcap Value Index.

Q. What factors affected the Fund’s performance?

A. Signs of slowing global growth drove a spike in investor uncertainty early in the period, leading to steep market losses. Later in the period, the U.K.’s June 23 vote to exit the eurozone drove investors into a second flight to safety, which favored more defensive sectors, particularly the utilities and consumer staples sectors. Investors also favored REITs, given their increased demand for income amid falling interest rates. Between these two periods of volatility, stocks generally performed well. A weaker US dollar helped drive growth in commodity-oriented sectors, such as energy. The rebound among energy stocks — particularly shares of exploration and production (E&P) and oilfield service companies — delivered the strongest boost to the Fund’s absolute return for the period. More cyclical sectors, including the materials, technology and consumer discretionary sectors, lagged.

The Fund underperformed its benchmark for the period, in large part due to sector allocation decisions. A significant underweight position in utilities and a modest overweight position in the banking industry were key detractors from relative results. Falling interest rates created a challenging environment for banks, while also making utilities stocks’ relatively high yields more attractive to investors. Stock selection also weighed on results, particularly among the Fund’s holdings in the chemicals industry. Investments in a domestic producer of nitrogen fertilizer dragged on relative results due to weakness in nitrogen fertilizer prices. A lack of exposure to the metals and mining industry also hurt performance, as that industry benefited from sharply higher prices.

The Fund’s stock selection in the energy and utilities sectors added to relative performance. In particular, the Fund’s February purchase of a new holding in the E&P space and additions it made throughout the period to existing energy holdings helped. An overweight position to the strongly performing consumer staples sector also benefited.

Portfolio holdings are as of 6/30/16. They are subject to change and risk at any time. The Fund invests primarily in stocks of mid cap companies which may be subject to greater earnings and price volatility in comparison to larger companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market. The Fund may invest in undervalued stocks which may affect the Fund’s value if the stocks do not appreciate as anticipated or remain undervalued for longer than anticipated. The Fund may invest in REITs, which may be negatively affected by conditions in the real estate industry, such as declining property values due to unanticipated economic developments.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.sterlingcapitalfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO MANAGER’S COMMENTARY

Sterling Capital Stratton Mid Cap Value Fund — Shawn M. Gallagher, CFA

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN

STERLING CAPITAL STRATTON MID CAP VALUE FUND, THE RUSSELL MIDCAP® VALUE INDEX1,

THE RUSSELL MIDCAP® INDEX2 AND THE RUSSELL 3000® VALUE INDEX3

TEN YEAR PERFORMANCE (6/30/06 - 6/30/16)4

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than shown here. Performance data current to the most recent month-end is available at www.sterlingcapitalfunds.com. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Returns shown include the reinvestment of all dividends and other distributions. The performance shown here (for periods prior to the date of commencement of operations on November 16, 2015) is that of Stratton Mid Cap Value Fund (the “Predecessor Fund”), whose shares were reorganized into Institutional Shares of the Fund at the close of business on November 13, 2015. Because the Fund had no investment operations prior to the closing of the reorganization, and based on the similarity of the Fund to the Predecessor Fund, the Predecessor Fund is treated as the survivor of the reorganization for accounting and performance reporting purposes. Accordingly, all performance and other information shown for the Fund for periods prior to November 16, 2015 is that of the Predecessor Fund. Performance for Class A Shares and Class C Shares, prior to the date of commencement of operations on November 16, 2015, is based on the performance of the shares of the Predecessor Fund.

[1]	The Russell Midcap® Value Index is an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index.
[2]	The Russell Midcap® Index is an unmanaged index that measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. It is not possible to invest directly in an index.
[3]	The Russell 3000® Value Index is an unmanaged index that measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000® Index is comprised of the 3000 largest companies in the U.S. equity market and represents approximately 98% (as of June 30, 2016) of the investable U.S. equity market. It is not possible to invest directly in an index.
[4]	Effective May 1, 2013, the benchmark of the Fund was changed from the Russell 3000® Value Index to the Russell Midcap® Value Index. The Fund’s broad-based securities market index was changed to provide a more accurate comparison of the Fund’s performance against the returns of an index comprised of securities with similar characteristics to those of the Fund. It is not possible to invest directly in an index.
[5]	The Fund’s annual operating expenses, as stated in the current prospectus. Refer to the Financial Highlights for a more current expense ratio.
[6]	Reflects 5.75% maximum sales charge.

PORTFOLIO MANAGER’S COMMENTARY

Sterling Capital Stratton Real Estate Fund — Andrew T. DiZio, CFA

Q. How did the Fund perform during the six-month period between January 1, 2016, and June 30, 2016?

A. The Fund’s Institutional Shares outperformed their benchmark, the FTSE NAREIT All Equity REITs Index.

Q. What factors affected the Fund’s performance?

A. In general, real estate securities had a strong first half of 2016. The combination of declining interest rates and global uncertainty drove a market-wide flight to safety and yield, which benefited REIT stocks. The general flight to U.S.-based sources of consistent cash flows helped REITs rebound more quickly than other equities after the June 23 vote by the U.K. to exit the eurozone, which caused markets to fall sharply near the end of the period. The Fund’s holdings in the data centers, specialty and infrastructure sub-sectors were the most substantial contributors to absolute returns. Data centers, in particular, posted strong returns as businesses of all sizes continued to migrate their internal and external functions to the cloud.

Stock selection drove the Fund’s relative outperformance for the six-month period. Specific holdings in the health care and residential subsectors, such as the Fund’s investments in REITs with exposure to hospital and medical office property and its lack of exposure to skilled nursing facilities, added the most to relative performance. Changing Medicare reimbursement plans hurt skilled nursing operators, which drove investors out of REITs with assets in that industry and into hospital and medical office property landlords, which helped the Fund. In the residential subsector, holdings of REITs with exposure to student housing assets and properties in the Sunbelt states — the southernmost states in the lower 48 — benefited as rising supply hurt high-end urban rentals. Stock selection in the data centers, office, specialty, and industrial subsectors also aided performance.

Choice of stocks in the retail subsector, and particularly a specific shopping center REIT, dragged on the Fund’s relative performance. The Fund chose to sell the holding after the company’s board of directors announced accounting irregularities and fired its management team. The stock subsequently rebounded when no further issues came to light and a reputable CEO took over. The Fund’s overweight position in the lodging subsector also dragged on results, as this area tends to underperform during periods of economic uncertainty. Stock selection in the self-storage subsector also detracted.

Portfolio holdings are as of 6/30/16. They are subject to change and risk at any time. The Fund may invest in REITs, which may be negatively affected by conditions in the real estate industry, such as declining property values due to unanticipated economic developments. The Fund may invest in debt securities which may fall in value if interest rates rise. The Fund may also invest in foreign securities which may cause greater volatility and less liquidity due to currency fluctuations, political instability and other economic factors.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.sterlingcapitalfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO MANAGER’S COMMENTARY

Sterling Capital Stratton Real Estate Fund — Andrew T. DiZio, CFA

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN

STERLING CAPITAL STRATTON REAL ESTATE FUND,

THE FTSE NAREIT ALL EQUITY REITs INDEX1 AND THE S&P 500® INDEX2

TEN YEAR PERFORMANCE (6/30/06 - 6/30/16)

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than shown here. Performance data current to the most recent month-end is available at www.sterlingcapitalfunds.com. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Returns shown include the reinvestment of all dividends and other distributions. The performance shown here (for periods prior to the date of commencement of operations on November 16, 2015) is that of Stratton Real Estate Fund (the “Predecessor Fund”), whose shares were reorganized into Institutional Shares of the Fund at the close of business on November 13, 2015. Because the Fund had no investment operations prior to the closing of the reorganization, and based on the similarity of the Fund to the Predecessor Fund, the Predecessor Fund is treated as the survivor of the reorganization for accounting and performance reporting purposes. Accordingly, all performance and other information shown for the Fund for periods prior to November 16, 2015 is that of the Predecessor Fund. Performance for Class A Shares and Class C Shares, prior to the date of commencement of operations on November 16, 2015, is based on the performance of the shares of the Predecessor Fund.

[1]	The FTSE NAREIT All Equity REITs Index is an unmanaged market-capitalization-weighted index of all tax-qualified equity REITs listed on the NYSE, AMEX and NASDAQ that have 50% or more of their gross invested book assets invested directly or indirectly in the equity ownership of real estate. As of June 30, 2016, the FTSE NAREIT All Equity REITs Index was comprised of 183 REITs. It is not possible to invest directly in an index.
[2]	The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks that is generally considered to be representative of the U.S. stock market as a whole. It is not possible to invest directly in an index.
[3]	The Fund’s annual operating expenses, as stated in the current prospectus. Refer to the Financial Highlights for a more current expense ratio.
[4]	Reflects 5.75% maximum sales charge.

PORTFOLIO MANAGER’S COMMENTARY

Sterling Capital Stratton Small Cap Value Fund — Gerald M. Van Horn, CFA

Q. How did the Fund perform during the six-month period between January 1, 2016, and June 30, 2016?

A. The Fund’s Institutional Shares underperformed their benchmark, the Russell 2000 Value Index.

Q. What factors affected the Fund’s performance?

A. Equity markets posted generally strong returns over the first half of 2016, bookended by periods of volatility. The market suffered losses early in the year amid concerns about slowing global growth, and again later in the period with the U.K.’s June 23 vote to exit the eurozone. The latter event sent small-cap equities into a steep decline over a two-day period, but the market rallied in the last week of the period, recouping nearly all of the losses that followed the vote. Even so, the post-Brexit sell-off increased investors’ desires for quality and perceived safety, which benefited defensive sectors such as consumer staples and utilities — the sectors that most contributed to the Fund’s absolute returns. The energy sector also contributed strongly to absolute returns, as a weaker U.S. dollar and a rebound in oil prices helped more commodity-oriented sectors. All sectors in the portfolio except technology and producer durables generated positive returns.

The Fund’s relative underperformance was in large part due to negative stock selection in several sectors, including the technology, producer durables and materials and processing sectors. For instance, holdings of a communications and security product supplier dragged on relative results early in the period after the firm reported weak fourth-quarter earnings. Meanwhile, shares of a provider of application and network performance management products fell when the company lowered its 2016 revenue guidance. A weak macroeconomic outlook is expected to lower capital expenditures by service providers, which would drive down company revenues. A lack of exposure to the metals and minerals industry also weighed on the Fund’s relative results, as that industry benefited from sharply higher metal prices.

The Fund’s stock selection in the health care, energy, consumer discretionary and utilities sectors added to relative performance. In health care, shares of a pharmaceutical packaging and delivery system manufacturer rose due to a stronger-than-expected earnings report early in the period, which resulted from growth in its packaging systems. Meanwhile, the Fund’s lack of exposure to the underperforming pharmaceutical and biotechnology industry also added to relative results. Among consumer discretionary stocks, holdings of a hunting and outdoor equipment retailer added to results on continued talks of a strategic takeover. Shares of an RV manufacturer rose on strong earnings-per-share data midway through the period and favorable demographics that saw more new buyers entering the market.

Portfolio holdings are as of 6/30/16. They are subject to change and risk at any time. The Fund is suitable for those who are comfortable with the high degree of market risk and illiquidity concerns that may come with small cap stock investing. The Fund may invest in strategies that are considered risky or invest in stocks of companies that are undervalued which may cause greater volatility and less liquidity. The Fund may invest in REITs, which may be negatively affected by conditions in the real estate industry, such as declining property values due to unanticipated economic developments.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.sterlingcapitalfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO MANAGER’S COMMENTARY

Sterling Capital Stratton Small Cap Value Fund — Gerald M. Van Horn, CFA

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN

STERLING CAPITAL STRATTON SMALL CAP VALUE FUND,

THE RUSSELL 2000® VALUE INDEX1 AND THE RUSSELL 2000® INDEX2

TEN YEAR PERFORMANCE (6/30/06 - 6/30/16)

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than shown here. Performance data current to the most recent month-end is available at www.sterlingcapitalfunds.com. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Returns shown include the reinvestment of all dividends and other distributions. The performance shown here (for periods prior to the date of commencement of operations on November 16, 2015) is that of Stratton Small Cap Value Fund (the “Predecessor Fund”), whose shares were reorganized into Institutional Shares of the Fund at the close of business on November 13, 2015. Because the Fund had no investment operations prior to the closing of the reorganization, and based on the similarity of the Fund to the Predecessor Fund, the Predecessor Fund is treated as the survivor of the reorganization for accounting and performance reporting purposes. Accordingly, all performance and other information shown for the Fund for periods prior to November 16, 2015 is that of the Predecessor Fund. Performance for Class A Shares and Class C Shares, prior to the date of commencement of operations on November 16, 2015, is based on the performance of the shares of the Predecessor Fund.

[1]	The Russell 2000® Value Index measures the performance of those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index.
[2]	The Russell 2000® Index is an unmanaged index comprised of the smallest 2000 companies in the Russell 3000® Index, representing approximately 9% of the Russell 3000® Index total market capitalization. The Russell 3000® Index is comprised of the 3000 largest companies in the U.S. equity market and represents approximately 98% (as of June 30, 2016) of the investable U.S. equity market. It is not possible to invest directly in an index.
[3]	The Fund’s annual operating expenses, as stated in the current prospectus. Refer to the Financial Highlights for a more current expense ratio.
[4]	Reflects 5.75% maximum sales charge.

FUND HIGHLIGHTS June 30, 2016 (unaudited)

Sterling Capital Stratton Mid Cap Value Fund

Semi-Annual Portfolio Changes
New Holdings (% of Net Assets)	Eliminated Holdings
Devon Energy Corp. (2.0%)	American Airlines Group, Inc.
Hanover Insurance Group, Inc. (1.4%)	Macy’s, Inc.
HD Supply Holdings, Inc. (2.0%)	RLJ Lodging Trust
Hudson Pacific Properties, Inc. (1.4%)	SVB Financial Group
The Greenbrier Companies, Inc.

Sector Categories (% of Net Assets)
Financials	27.2%	Health Care	11.0%	Energy	7.2%
Information Technology	15.5%	Materials	7.9%	Industrials	3.7%
Consumer Discretionary	11.4%	Consumer Staples	7.5%	Utilities	3.4%

Ten Largest Holdings*
	Market Value	% of NA
Casey’s General Stores, Inc.	$2,143,613	3.4%
Southwest Gas Corp.	2,093,686	3.4%
Mohawk Industries, Inc.	2,087,360	3.4%
Activision Blizzard, Inc.	2,001,315	3.2%
Avery Dennison Corp.	1,921,075	3.1%
The Macerich Co.	1,818,807	2.9%
Highwoods Properties, Inc.	1,737,120	2.8%
PTC, Inc.	1,638,488	2.6%
Zimmer Biomet Holdings, Inc.	1,552,902	2.5%
Ingredion, Inc.	1,397,628	2.2%
	$18,391,994	29.5%

*	Excludes short-term holdings.

Portfolio holdings are subject to change, subject to risk and may not represent current compositions of the portfolio.

FUND HIGHLIGHTS June 30, 2016 (unaudited)

Sterling Capital Stratton Real Estate Fund

Semi-Annual Portfolio Changes
New Holdings (% of Net Assets)	Eliminated Holdings
Apartment Investment & Management Co. (2.1%)	Brixmor Property Group, Inc.
Corporate Office Properties Trust (1.8%)	Campus Crest Communities, Inc.
Equinix, Inc. (3.6%)	Chesapeake Lodging Trust
Kite Realty Group Trust (1.4%)	Equity Residential
Hersha Hospitality Trust
Omega Healthcare Investors, Inc.

Sector Categories (% of Net Assets)
Retail	26.0%	Health Care	9.5%
Specialized	20.7%	Hotel & Resort	5.9%
Residential	15.8%	Industrial	3.9%
Office	13.8%	Diversified	3.6%

Ten Largest Holdings*
	Market Value	% of NA
Simon Property Group, Inc.	$9,273,993	8.6%
Crown Castle International Corp.	4,057,200	3.8%
Digital Realty Trust, Inc.	3,923,640	3.6%
Equinix, Inc.	3,877,300	3.6%
Ventas, Inc.	3,859,460	3.6%
Essex Property Trust, Inc.	3,649,440	3.4%
The Macerich Co.	3,415,600	3.2%
UDR, Inc.	3,322,800	3.1%
Acadia Realty Trust	3,108,000	2.9%
General Growth Properties, Inc.	3,101,280	2.9%
	$41,588,713	38.7%

*	Excludes short-term holdings.

Portfolio holdings are subject to change, subject to risk and may not represent current compositions of the portfolio.

FUND HIGHLIGHTS June 30, 2016 (unaudited)

Sterling Capital Stratton Small Cap Value Fund

Semi-Annual Portfolio Changes
New Holdings (% of Net Assets)	Eliminated Holdings
Callon Petroleum Co. (1.5%)	Bloomin’ Brands, Inc.
First Industrial Realty Trust, Inc. (1.3%)	Compass Minerals International, Inc.
US Concrete, Inc. (1.2%)	Dean Foods Co.
Jarden Corp.
Solera Holdings, Inc.
Trinity Industries, Inc.

Sector Categories (% of Net Assets)
Financials	35.3%	Utilities	8.0%	Materials	5.5%
Information Technology	15.5%	Consumer Discretionary	7.9%	Energy	3.7%
Industrials	11.9%	Health Care	5.8%	Consumer Staples	3.3%

Ten Largest Holdings*
	Market Value	% of NA
Casey’s General Stores, Inc.	$36,533,478	3.3%
West Pharmaceutical Services, Inc.	33,030,564	3.0%
PAREXEL International Corp.	30,984,120	2.8%
PolyOne Corp.	25,901,400	2.4%
Belden, Inc.	25,862,508	2.4%
EnerSys	25,503,710	2.3%
Take-Two Interactive Software, Inc.	25,030,992	2.3%
Southwest Gas Corp.	23,373,722	2.1%
PTC, Inc.	23,297,721	2.1%
Silgan Holdings, Inc.	22,374,808	2.0%
	$271,893,023	24.7%

*	Excludes short-term holdings.

Portfolio holdings are subject to change, subject to risk and may not represent current compositions of the portfolio.

SCHEDULE OF INVESTMENTS June 30, 2016 (unaudited)

Sterling Capital Stratton Mid Cap Value Fund

	Number of Shares	Market Value (Note 1)
COMMON STOCKS – 94.8%
Consumer Discretionary – 11.4%
Magna International, Inc.	29,540	$1,035,968
Mohawk Industries, Inc.†	11,000	2,087,360
PulteGroup, Inc.	49,700	968,653
Royal Caribbean Cruises, Ltd.	15,400	1,034,110
Thor Industries, Inc.	19,000	1,230,060
VF Corp.	12,200	750,178

		7,106,329

Consumer Staples – 7.5%
Casey’s General Stores, Inc.	16,300	2,143,613
Edgewell Personal Care Co.	13,200	1,114,212
Ingredion, Inc.	10,800	1,397,628

		4,655,453

Energy – 7.2%
Cabot Oil & Gas Corp.	39,300	1,011,582
Devon Energy Corp.	34,200	1,239,750
Phillips 66	16,300	1,293,242
Superior Energy Services, Inc.	51,800	953,638

		4,498,212

Financials – 27.2%
Affiliated Managers Group, Inc.†	7,200	1,013,544
American Financial Group, Inc.	15,000	1,108,950
Ameriprise Financial, Inc.	11,800	1,060,230
DDR Corp. REIT	49,600	899,744
East West Bancorp, Inc.	25,100	857,918
EastGroup Properties, Inc. REIT	15,600	1,075,152
First Republic Bank/CA	17,400	1,217,826
Hanover Insurance Group, Inc.	10,500	888,510
Highwoods Properties, Inc. REIT	32,900	1,737,120
Hudson Pacific Properties, Inc. REIT	30,000	875,400
Huntington Bancshares, Inc.	93,300	834,102
KeyCorp	92,100	1,017,705
The Macerich Co. REIT	21,300	1,818,807
Mid-America Apartment Communities, Inc. REIT	12,300	1,308,720
Torchmark Corp.	20,400	1,261,128

		16,974,856

Health Care – 11.0%
Becton, Dickinson & Co.	7,800	1,322,802
ICON Plc†	17,400	1,218,174
Mylan NV†	15,400	665,896
PerkinElmer, Inc.	16,300	854,446
Thermo Fisher Scientific, Inc.	8,500	1,255,960

	Number of Shares	Market Value (Note 1)
Health Care – continued
Zimmer Biomet Holdings, Inc.	12,900	$1,552,902

		6,870,180

Industrials – 3.7%
HD Supply Holdings, Inc.†	35,300	1,229,146
United Rentals, Inc.†	15,700	1,053,470

		2,282,616

Information Technology – 15.5%
Activision Blizzard, Inc.	50,500	2,001,315
Arrow Electronics, Inc.†	15,900	984,210
CDW Corp.	27,600	1,106,208
Fiserv, Inc.†	12,600	1,369,998
NetScout Systems, Inc.†	31,300	696,425
NXP Semiconductors NV†	12,400	971,416
PTC, Inc.†	43,600	1,638,488
Skyworks Solutions, Inc.	13,900	879,592

		9,647,652

Materials – 7.9%
Avery Dennison Corp.	25,700	1,921,075
Berry Plastics Group, Inc.†	35,100	1,363,635
CF Industries Holdings, Inc.	33,000	795,300
Westlake Chemical Corp.	20,400	875,568

		4,955,578

Utilities – 3.4%
Southwest Gas Corp.	26,600	2,093,686

Total Common Stocks (Cost $47,191,952)		59,084,562

See accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS June 30, 2016 (unaudited) (continued)

Sterling Capital Stratton Mid Cap Value Fund

	Number of Shares	Market Value (Note 1)
MONEY MARKET FUND – 4.5%
Federated Treasury Obligations Fund, Institutional Shares 0.24%*	$2,791,072	$2,791,072

Total Money Market Fund (Cost $2,791,072)		2,791,072

Total Investments — 99.3% (Cost $49,983,024**)		61,875,634
Other Assets Less Liabilities — 0.7%		421,431

NET ASSETS — 100.0%		$62,297,065

REIT – Real Estate Investment Trust

†	Non-income producing security
*	Represents the current yield as of report date.
**	Aggregate cost is $49,983,024 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$14,969,105
Gross unrealized depreciation	(3,076,495)

Net unrealized appreciation	$11,892,610

See accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS June 30, 2016 (unaudited)

Sterling Capital Stratton Real Estate Fund

	Number of Shares	Market Value (Note 1)
COMMON STOCKS – 99.2%
Diversified – 3.6%
American Assets Trust, Inc.	42,000	$1,782,480
WP Carey, Inc.	30,000	2,082,600

		3,865,080

Health Care – 9.5%
Healthcare Trust of America, Inc. Class A	79,500	2,571,030
Medical Properties Trust, Inc.	120,000	1,825,200
Ventas, Inc.	53,000	3,859,460
Welltower, Inc.	26,000	1,980,420

		10,236,110

Hotel & Resort – 5.9%
Marriott International, Inc. Class A	21,000	1,395,660
RLJ Lodging Trust	60,000	1,287,000
Ryman Hospitality Properties, Inc.	46,000	2,329,900
Summit Hotel Properties, Inc.	100,000	1,324,000

		6,336,560

Industrial – 3.9%
EastGroup Properties, Inc.	29,000	1,998,680
First Industrial Realty Trust, Inc.	80,000	2,225,600

		4,224,280

Office – 13.8%
Alexandria Real Estate Equities, Inc.	23,000	2,380,960
Corporate Office Properties Trust	65,000	1,922,050
Highwoods Properties, Inc.	50,000	2,640,000
Hudson Pacific Properties, Inc.	74,000	2,159,320
SL Green Realty Corp.	26,000	2,768,220
Vornado Realty Trust	30,000	3,003,600

		14,874,150

Residential – 15.8%
American Campus Communities, Inc.	52,000	2,749,240
Apartment Investment & Management Co. Class A	52,000	2,296,320
Equity Lifestyle Properties, Inc.	27,000	2,161,350
Essex Property Trust, Inc.	16,000	3,649,440
Mid-America Apartment Communities, Inc.	27,000	2,872,800
UDR, Inc.	90,000	3,322,800

		17,051,950

Retail – 26.0%
Acadia Realty Trust	87,500	3,108,000

	Number of Shares	Market Value (Note 1)
Retail – continued
Federal Realty Investment Trust	16,000	$2,648,800
General Growth Properties, Inc.	104,000	3,101,280
Kite Realty Group Trust	55,000	1,541,650
The Macerich Co.	40,000	3,415,600
National Retail Properties, Inc.	50,000	2,586,000
Simon Property Group, Inc.	42,757	9,273,993
Tanger Factory Outlet Centers, Inc.	58,000	2,330,440

		28,005,763

Specialized – 20.7%
Communications Sales & Leasing, Inc.	75,000	2,167,500
Crown Castle International Corp.	40,000	4,057,200
CubeSmart	90,000	2,779,200
Digital Realty Trust, Inc.	36,000	3,923,640
EPR Properties	32,000	2,581,760
Equinix, Inc.	10,000	3,877,300
Sovran Self Storage, Inc.	27,000	2,832,840

		22,219,440

Total Common Stocks (Cost $67,203,111)		106,813,333

MONEY MARKET FUND – 0.5%
Federated Treasury Obligations Fund, Institutional Shares 0.24%*	$501,958	501,958

Total Money Market Fund (Cost $501,958)		501,958

Total Investments — 99.7% (Cost $67,705,069**)		107,315,291
Other Assets Less Liabilities — 0.3%		301,112

NET ASSETS — 100.0%		$107,616,403

*	Represents the current yield as of report date.
**	Aggregate cost is $67,705,069 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$39,760,939
Gross unrealized depreciation	(150,717)

Net unrealized appreciation	$39,610,222

See accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS June 30, 2016 (unaudited)

Sterling Capital Stratton Small Cap Value Fund

	Number of Shares	Market Value (Note 1)
COMMON STOCKS – 96.9%
Consumer Discretionary – 7.9%
Brinker International, Inc.	411,900	$18,753,807
Cabela’s, Inc.†	307,189	15,377,881
Cooper Tire & Rubber Co.	470,200	14,021,364
Starz Class A†	576,300	17,242,896
Thor Industries, Inc.	324,600	21,014,604

		86,410,552

Consumer Staples – 3.3%
Casey’s General Stores, Inc.	277,800	36,533,478

Energy – 3.7%
Cabot Oil & Gas Corp.	400,700	10,314,018
Callon Petroleum Co.†	1,448,000	16,261,040
Carrizo Oil & Gas, Inc.†	385,150	13,807,627

		40,382,685

Financials – 35.3%
Affiliated Managers Group, Inc.†	115,700	16,287,089
American Campus Communities, Inc. REIT	414,900	21,935,763
Community Bank System, Inc.	446,350	18,340,521
First Industrial Realty Trust, Inc. REIT	500,000	13,910,000
First Midwest Bancorp, Inc.	804,150	14,120,874
Glacier Bancorp, Inc.	569,600	15,139,968
Hanover Insurance Group, Inc.	215,000	18,193,300
Highwoods Properties, Inc. REIT	406,564	21,466,579
IBERIABANK Corp.	245,350	14,654,755
MB Financial, Inc.	493,950	17,920,506
Medical Properties Trust, Inc. REIT	1,268,750	19,297,688
Northwest Bancshares, Inc.	947,921	14,057,668
Ryman Hospitality Properties, Inc. REIT	377,600	19,125,440
Selective Insurance Group, Inc.	558,250	21,330,733
Signature Bank†	167,200	20,886,624
SL Green Realty Corp. REIT	173,300	18,451,251
SVB Financial Group†	142,400	13,550,784
Talmer Bancorp, Inc. Class A	944,000	18,096,480
Umpqua Holdings Corp.	891,891	13,797,554
United Bankshares, Inc.	478,950	17,965,415
Webster Financial Corp.	578,700	19,646,865
Wintrust Financial Corp.	357,000	18,207,000

		386,382,857

Health Care – 5.8%
PAREXEL International Corp.†	492,750	30,984,120
West Pharmaceutical Services, Inc.	435,300	33,030,564

		64,014,684

	Number of Shares	Market Value (Note 1)
Industrials – 11.9%
Crane Co.	314,900	$17,861,128
EnerSys	428,850	25,503,710
JetBlue Airways Corp.†	1,198,800	19,852,128
MasTec, Inc.†	710,850	15,866,172
Moog, Inc. Class A†	375,325	20,237,524
Oshkosh Corp.	340,900	16,264,339
United Rentals, Inc.†	220,541	14,798,301

		130,383,302

Information Technology – 15.5%
Anixter International, Inc.†	267,800	14,268,384
Belden, Inc.	428,400	25,862,508
CACI International, Inc. Class A†	206,800	18,696,788
Cardtronics, Inc.†	350,375	13,948,429
NetScout Systems, Inc.†	615,150	13,687,087
ON Semiconductor Corp.†	1,614,850	14,242,977
PTC, Inc.†	619,950	23,297,721
Qorvo, Inc.†	368,150	20,343,969
Take-Two Interactive Software, Inc.†	660,100	25,030,992

		169,378,855

Materials – 5.5%
PolyOne Corp.	735,000	25,901,400
Silgan Holdings, Inc.	434,800	22,374,808
US Concrete, Inc.†	207,600	12,644,916

		60,921,124

Utilities – 8.0%
Avista Corp.	489,586	21,933,453
El Paso Electric Co.	419,631	19,835,957
Portland General Electric Co.	504,750	22,269,570
Southwest Gas Corp.	296,960	23,373,722

		87,412,702

Total Common Stocks (Cost $606,712,070)		1,061,820,239

See accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS June 30, 2016 (unaudited) (continued)

Sterling Capital Stratton Small Cap Value Fund

	Number of Shares	Market Value (Note 1)
MONEY MARKET FUND – 1.8%
Federated Treasury Obligations Fund, Institutional Shares 0.24%*	$19,363,951	$19,363,951

Total Money Market Fund (Cost $19,363,951)		19,363,951

Total Investments — 98.7% (Cost $626,076,021**)		1,081,184,190
Other Assets Less Liabilities — 1.3%		14,314,628

NET ASSETS — 100.0%		$1,095,498,818

REIT – Real Estate Investment Trust

†	Non-income producing security
*	Represents the current yield as of report date.
**	Aggregate cost is $626,076,021 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$459,122,237
Gross unrealized depreciation	(4,014,068)

Net unrealized appreciation	$455,108,169

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2016 (unaudited)

	Mid Cap Value Fund	Real Estate Fund	Small Cap Value Fund
ASSETS:
Investments in securities at value (cost $49,983,024, $67,705,069 and $626,076,021, respectively) (Note 1)	$61,875,634	$107,315,291	$1,081,184,190
Cash	514	104	3,323
Dividends receivable	34,796	353,078	1,704,080
Receivable for shares sold	—	14,009	1,422,211
Receivable for investment securities sold	580,188	—	13,526,628
Prepaid expenses	13,658	17,287	41,318

Total Assets	62,504,790	107,699,769	1,097,881,750

LIABILITIES:
Payable for shares redeemed	9,010	7,633	1,174,507
Payable for investment securities purchased	143,062	—	—
Advisory fees	35,032	47,108	769,978
Audit fees	3,533	5,649	65,037
Accounting/Administration services fees	9,216	12,130	100,131
Distribution (12b-1) fees	5	24	45
Compliance service fees	253	378	4,358
Transfer Agent fees	2,790	3,668	136,645
Printing and Postage expenses	2,290	3,758	69,330
Directors’ fees	152	285	4,327
Other expenses and liabilities	2,382	2,733	58,574

Total Liabilities	207,725	83,366	2,382,932

NET ASSETS:	$62,297,065	$107,616,403	$1,095,498,818

SOURCE OF NET ASSETS:
Paid-in capital	$50,215,104	$63,515,036	$574,217,909
Undistributed net investment income	45,552	1,646,405	939,485
Accumulated net realized gain on investments	143,799	2,844,740	65,233,255
Net unrealized appreciation on investments	11,892,610	39,610,222	455,108,169

Net Assets	$62,297,065	$107,616,403	$1,095,498,818

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (continued)

June 30, 2016 (unaudited)

	Mid Cap Value Fund		Real Estate Fund		Small Cap Value Fund

NET ASSETS:
Class A Shares	$18,451		$89,019		$71,121
Class C Shares	1,042		11,136		36,606
Institutional Shares	62,277,572		107,516,248		1,095,391,091

Total	$62,297,065		$107,616,403		$1,095,498,818

SHARES OUTSTANDING (Unlimited number of shares authorized, no par value):
Class A Shares	347		2,197		971
Class C Shares	20		275		502
Institutional Shares	1,171,557		2,650,304		14,942,000

Total	1,171,924		2,652,776		14,943,473

NET ASSET VALUE:
Class A Shares	$53.10	[1]	$40.53	[2]	$73.24	[3]

Class C Shares	$52.89	[4]	$40.43	[5]	$72.95	[6]

Institutional Shares	$53.16		$40.57		$73.31

Maximum Sales Charge - Class A Shares	5.75%		5.75%		5.75%

Maximum Offering Price - Class A Shares	$56.34		$43.00		$77.71

[1]	Net Asset Value is calculated using unrounded Net Assets of $18,450.87 divided by unrounded shares outstanding of 347.496.
[2]	Net Asset Value is calculated using unrounded Net Assets of $89,018.85 divided by unrounded shares outstanding of 2,196.597.
[3]	Net Asset Value is calculated using unrounded Net Assets of $71,121.41 divided by unrounded shares outstanding of 971.063.
[4]	Net Asset Value is calculated using unrounded Net Assets of $1,041.86 divided by unrounded shares outstanding of 19.697.
[5]	Net Asset Value is calculated using unrounded Net Assets of $11,136.08 divided by unrounded shares outstanding of 275.452.
[6]	Net Asset Value is calculated using unrounded Net Assets of $36,605.61 divided by unrounded shares outstanding of 501.777.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

Six Months Ended June 30, 2016 (unaudited)

	Mid Cap Value Fund	Real Estate Fund	Small Cap Value Fund

INCOME:
Dividends (net of foreign withholding tax of $2,215, $0 and $0, respectively)	$325,752	$2,048,399	$6,798,980
Interest	2,061	1,352	22,481

Total Income	327,813	2,049,751	6,821,461

EXPENSES:
Advisory fees (Note 2)	211,530	279,284	4,651,229
Accounting/Administration services fees	30,146	47,043	524,977
Audit fees	3,573	5,751	64,896
Compliance service fees	397	604	6,994
Custodian fees	1,944	2,764	26,637
Directors’ fees	2,607	4,172	48,896
Distribution fees - Class C Shares	23	83	147
Legal fees	3,318	5,265	62,727
Miscellaneous expenses	2,792	3,560	32,699
Printing and Postage expenses	5,975	9,043	103,203
Registration fees	17,462	20,942	35,229
Transfer Agent fees	11,889	28,853	326,923

Total Expenses	291,656	407,364	5,884,557
Less expenses waived by the Investment Advisor	(5,207)	(4,042)	—

Net Expenses	286,449	403,322	5,884,557

Net Investment Income	41,364	1,646,429	936,904

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(146,054)	845,412	65,233,254
Net increase (decrease) in unrealized appreciation/depreciation on investments	754,501	10,938,165	(13,832,996)

Net Realized and Unrealized Gain on Investments	608,447	11,783,577	51,400,258

Net Increase in Net Assets Resulting From Operations	$649,811	$13,430,006	$52,337,162

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Mid Cap Value Fund		Real Estate Fund
	6 Months Ended 6/30/16	Year Ended 12/31/15	6 Months Ended 6/30/16	Year Ended 12/31/15
OPERATIONS:
Net investment income	$41,364	$186,166	$1,646,429	$1,794,066
Net realized gain (loss) on investments	(146,054)	3,434,727	845,412	2,114,745
Net increase (decrease) in unrealized appreciation/depreciation on investments	754,501	(4,693,757)	10,938,165	(2,819,062)

Net Increase (Decrease) in Net Assets Resulting From Operations	649,811	(1,072,864)	13,430,006	1,089,749

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Class A Shares	—	(3)	(108)	—
Class C Shares	—	(2)	(982)	—
Institutional Shares	—	(182,047)	(1,308,182)	(1,627,288)
From realized gains on investments:
Class A Shares	—	(34)	—	(14)
Class C Shares	—	(34)	—	(14)
Institutional Shares	—	(2,143,152)	—	(1,262,436)

Total Distributions	—	(2,325,272)	(1,309,272)	(2,889,752)

CAPITAL SHARE TRANSACTIONS:[1]	(2,718,646)	(6,874,381)	(704,884)	3,999,047

REDEMPTION FEES:	—	1,267	—	17,326

Total Increase (Decrease) in Net Assets	(2,068,835)	(10,271,250)	11,415,850	2,216,370
NET ASSETS:
Beginning of period	64,365,900	74,637,150	96,200,553	93,984,183

End of period (including undistributed net investment income of $45,552, $4,188, $1,646,405, and $1,309,248 respectively)	$62,297,065	$64,365,900	$107,616,403	$96,200,553

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Small Cap Value Fund
	6 Months Ended 6/30/16	Year Ended 12/31/15
OPERATIONS:
Net investment income	$936,904	$1,267,734
Net realized gain on investments	65,233,254	27,326,647
Net decrease in unrealized appreciation/depreciation on investments	(13,832,996)	(83,141,134)

Net Increase (Decrease) in Net Assets Resulting From Operations	52,337,162	(54,546,753)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Class A Shares	—	(1)
Institutional Shares	—	(1,265,088)
From realized gains on investments:
Class A Shares	—	(14)
Class C Shares	—	(14)
Institutional Shares	—	(16,420,880)

Total Distributions	—	(17,685,997)

CAPITAL SHARE TRANSACTIONS:[1]	(113,417,010)	(184,968,586)

REDEMPTION FEES:	—	86,432

Total Increase (Decrease) in Net Assets	(61,079,848)	257,114,904
NET ASSETS:
Beginning of period	1,156,578,666	1,413,693,570

End of period (including undistributed net investment income of $939,485 and $2,581, respectively)	$1,095,498,818	$1,156,578,666

[1]	A summary of capital share transactions is on the following page.

See accompanying Notes to Financial Statements.

CAPITAL SHARE TRANSACTIONS

	Mid Cap Value Fund
	6 Months Ended 6/30/16		Year Ended 12/31/15[1]
	Shares	Value	Shares	Value
Shares issued:
Class A Shares	327	$15,826	19	$1,026
Class C Shares	—	—	19	1,026
Institutional Shares	871	52,807	15,241	854,761

Total Shares Issued	1,198	68,633	15,279	856,813

Shares reinvested from net investment income and capital gains distributions:
Class A Shares	—	—	1	36
Class C Shares	—	—	1	36
Institutional Shares	—	—	37,319	1,917,811

Total Shares Reinvested	—	—	37,321	1,917,883

Shares redeemed:
Institutional Shares	(54,103)	(2,787,279)	(172,529)	(9,649,077)

Net Decrease	(52,905)	$(2,718,646)	(119,929)	$(6,874,381)

	Real Estate Fund
	6 Months Ended 6/30/16		Year Ended 12/31/15[1]
	Shares	Value	Shares	Value
Shares issued:
Class A Shares	2,142	$77,923	29	$1,026
Class C Shares	243	8,839	29	1,026
Institutional Shares	91,161	3,202,037	429,902	16,116,223

Total Shares Issued	93,546	3,288,799	429,960	16,118,275

Shares reinvested from net investment income and capital gains distributions:
Class A Shares	25	982	1	14
Class C Shares	2	107	1	14
Institutional Shares	27,369	1,098,322	67,718	2,369,591

Total Shares Reinvested	27,396	1,099,411	67,720	2,369,619

Shares redeemed:
Institutional Shares	(139,554)	(5,093,094)	(405,726)	(14,488,847)

Net Increase (Decrease)	(18,612)	$(704,884)	91,954	$3,999,047

See accompanying Notes to Financial Statements.

CAPITAL SHARE TRANSACTIONS (continued)

	Small Cap Value Fund
	6 Months Ended 6/30/16		Year Ended 12/31/15[1]
	Shares	Value	Shares	Value
Shares issued:
Class A Shares	956	$63,792	14	$1,026
Class C Shares	488	33,250	14	1,026
Institutional Shares	1,522,068	102,421,301	3,579,007	263,411,131

Total Shares Issued	1,523,512	102,518,343	3,579,035	263,413,183

Shares reinvested from net investment income and capital gains distributions:
Class A Shares	—	—	—	15
Class C Shares	—	—	1	14
Institutional Shares	—	—	175,712	12,073,101

Total Shares Reinvested	—	—	175,713	12,073,130

Shares redeemed:
Institutional Shares	(3,128,399)	(215,935,353)	(6,296,511)	(460,454,899)

Net Decrease	(1,604,887)	$(113,417,010)	(2,541,763)	$(184,968,586)

[1]	Includes capital stock transactions for the predecessor funds: Stratton Mid Cap Value Fund, Stratton Real Estate Fund and Stratton Small Cap Value Fund.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (unaudited)

Note 1. – Organization

Sterling Capital Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust. Sterling Capital Funds consists of units of beneficial interest offered to the public (“Series”), each representing interests in one of twenty-five separate investment portfolios (“Sterling Capital Funds”). These financial statements relate to the following Series of the Trust: Sterling Capital Stratton Mid Cap Value Fund (“Mid Cap Value Fund”), Sterling Capital Stratton Real Estate Fund (“Real Estate Fund”) and Sterling Capital Stratton Small Cap Value Fund (“Small Cap Value Fund”) (individually a “Fund” and collectively, the “Funds”). Each of the Funds are “diversified” funds, as defined in the 1940 Act.

The Funds offer to the public the following three classes of Shares: Class A Shares, Class C Shares and Institutional Shares. Class A Shares are subject to a maximum sales charge of 5.75% as a percentage of original purchase price. There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (“CDSC”) of up to 1.00% of the purchase price will be charged to the shareholders if the shares are redeemed within two years after purchase. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Note 2. – Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

A. Securities Valuation – Investments of the Funds in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities trading on NASDAQ), typically 4:00 PM EST or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Securities the principal market for which is not a securities exchange are valued at their latest bid quotations in such principal market. Securities and other assets for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be valued at fair value using methods determined in good faith by the Sterling Capital Funds’ Pricing Committee under the supervision of the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (unaudited)

B. Fair Value Measurements – The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

Level 1 - quoted prices in active markets for identical securities

Level 2 - based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the fiscal year ended December 31, 2015, there were no significant changes to the Funds’ valuation policies and procedures.

The summary of inputs used to determine the fair value of each Fund’s investments as of June 30, 2016 is as follows:

	Mid Cap Value Fund	Real Estate Fund	Small Cap Value Fund
Level 1 - Quoted prices *	$61,875,634	$107,315,291	$1,081,184,190
Level 2 - Significant observable inputs	—	—	—
Level 3 - Significant unobservable inputs	—	—	—

Total Market Value of Investments	$61,875,634	$107,315,291	$1,081,184,190

*	The breakdown of each Fund’s investments into major categories is disclosed in its Schedule of Investments.

During the six months ended June 30, 2016, the Funds did not recognize any transfers to/from Level 1, 2 or 3. The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

C. Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. The character of distributions paid to shareholders is determined by reference to income as determined for income tax purposes, after giving effect to temporary differences between the financial reporting and tax basis of assets and liabilities, rather than income as determined for financial reporting purposes.

D. Expenses and Allocation Methodology – Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis. Gains or losses on the sale of securities are calculated for accounting and tax purposes on the identified cost basis.

E. Securities Transactions and Related Income – During the period, security transactions are accounted for no later than one business day after the trade date. For financial reporting purposes, however, security transactions as of the last business day of the reporting period are accounted for on the trade date. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

F. REITs – The Funds make certain investments in Real Estate Investment Trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Accordingly, a portion of the Funds’ distributions may be designated as a return of capital.

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (unaudited)

Note 3. – Purchases and Sales

Purchases and sales of investments, excluding short-term investments, for the six month period ended June 30, 2016 were as follows:

	Mid Cap Value Fund	Real Estate Fund	Small Cap Value Fund
Cost of purchases	$4,909,570	$13,718,234	$35,747,632
Proceeds of sales	$8,595,922	$13,776,947	$161,099,511

Note 4. - Related Party Transactions

Under the terms of the investment advisory agreement, Sterling Capital Management LLC (“Sterling Capital” or the “Advisor”) is entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued daily and payable on a monthly basis. Mid Cap Value Fund, Real Estate Fund and Small Cap Value Fund pay the Advisor 0.70%, 0.575% and 0.85%, respectively, of the average net assets of such Fund.

In order to limit the expenses of the shares of the Funds, the Advisor has contractually agreed from the date of commencement of Fund operations through January 31, 2017 to limit each Fund’s total expenses of Class A Shares to: 1.30% for Mid Cap Value Fund, 1.21% for Real Estate Fund, and 1.36% for Small Cap Value Fund. In order to limit the expenses of the shares of the Funds, the Advisor has contractually agreed from the date of commencement of Fund operations through January 31, 2017 to limit each Fund’s total expenses of Class C Shares to: 2.05% for Mid Cap Value Fund, 1.96% for Real Estate Fund, and 2.11% for Small Cap Value Fund. In order to limit the expenses of the shares of the Funds, the Advisor has contractually agreed from the date of commencement of Fund operations through January 31, 2017 to limit each Fund’s total expenses of Institutional Shares to: 1.05% for Mid Cap Value Fund, 0.96% for Real Estate Fund, and 1.11% for Small Cap Value Fund. These contractual limitations may be terminated during this period only by the Board, and will automatically terminate upon termination of the Investment Advisory Agreement between a Fund and the Advisor. Fees waived for the Mid Cap Value Fund and Real Estate Fund in the amount of $5,207 and $4,042, respectively, for the six months ended June 30, 2016 were voluntary waivers by the Advisor and not due to these expense limits.

Sterling Capital serves as the administrator to the Sterling Capital Funds pursuant to an administration agreement. The Funds pay their portion of a fee to Sterling Capital for providing administration services based on each Fund’s average net assets as well as the average net assets of the remaining Series of the Trust (except Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund), at a rate of 0.1075% on the first $3.5 billion of average net assets, 0.075% on the next $1 billion of average net assets; 0.06% on the next $1.5 billion of average net assets; and 0.04% of average net assets over $6 billion. Pursuant to a sub-administration agreement with Sterling Capital, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon” or the “Sub-Administrator”), serves as the sub-administrator to the Funds subject to the general supervision of the Board and Sterling Capital. For these services, BNY Mellon is entitled to a fee payable by Sterling Capital. BNY Mellon serves as the Funds’ fund accountant and transfer agent and receives compensation by the Funds for these services.

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (unaudited)

Sterling Capital’s Chief Compliance Officer (“CCO”) serves as the Funds’ CCO. The CCO’s compensation is reviewed and approved by the Funds’ Board of Trustees and paid by Sterling Capital. However, the Funds reimburse Sterling Capital for their allocable portion of the CCO’s base salary and incentive pay. As a result, the CCO fee paid by the Funds is only part of the total compensation received by the CCO.

The Funds have adopted a Distribution and Shareholder Services Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Sterling Capital Distributors, LLC (“the Distributor”) serves as distributor to the Funds pursuant to a distribution agreement. The Plan provides for payments to the Distributor of up to 0.25% and 1.00% of the average daily net assets of the Class A Shares, and Class C Shares, respectively. The Distributor is entitled to receive commissions on sales of shares of the Funds. For the six months ended June 30, 2016, the Distributor received commissions earned on sales of shares of the Funds of $3,263. The fees may be used by the Distributor to pay banks, broker dealers and other institutions, including affiliates of the Advisor.

Sterling Capital, the Distributor and/or their affiliates may pay out of their own bona fide profits (and not as an additional charge to a fund) compensation to selected affiliated and unaffiliated brokers, dealers and other financial intermediaries in connection with the sale and distribution of the shares and/or the retention and/or servicing of Fund investors and Fund shares. These are additional payments over and above the sales charge (including Rule 12b-1 fees) and service fees paid by the Funds. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors. Receipt of, or the prospect of receiving, this additional compensation may influence your financial intermediary’s recommendation of a Fund or of a particular share class of a Fund.

Certain Officers and a Trustee of the Funds are affiliated with Sterling Capital or the Sub-Administrator. Such Officers and Trustee receive no compensation from the Funds for serving in their respective roles. Each of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust who serve on the Board are compensated at the annual rate of $70,000 plus $5,000 for each regularly scheduled quarterly meeting attended, $4,000 for each special meeting attended in person and $1,500 for each special meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Each Trustee serving on a Committee of the Board receives a fee of $4,000 for each Committee meeting attended in person and $1,500 for each Committee meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Committee meeting fees are only paid when such Committee meetings are not held in conjunction with a regular board meeting. Additionally, the Chairman of the Board receives additional compensation at the annual rate of $20,000, the Audit Committee Chairman receives additional compensation at the annual rate of $15,000, and the Chairman of the Nominations Committee receives additional compensation at the annual rate of $6,000. The fees are allocated across the Trust based upon relative net assets.

Note 5. – Line of Credit

U.S. Bank, N.A. has made available a credit facility to the Trust, pursuant to an umbrella credit agreement (“the Agreement”). The primary purpose of the Agreement is to allow the Trust to avoid security liquidations that Sterling Capital believes are unfavorable to shareholders. Under the Agreement, an aggregate commitment amount of $100,000,000 has been made available for use by all series of the Trust. Outstanding principal amounts under the Agreement bear interest at a rate per annum equal to the Prime Rate minus two percent (2%), but never at a rate of less than one percent (1%) per annum. The Agreement expires on March 29, 2017. During the six months ended June 30, 2016, the Funds did not utilize the line of credit.

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (unaudited)

Note 6. – Federal Income Tax Information

It is the policy of each Fund to continue to qualify as a regulated investment company as defined in the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the applicable provisions of the Code and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax was required in the Funds’ financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the six months ended June 30, 2016, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax was required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The tax character of distributions paid during 2015 were as follows:

	Mid Cap Value Fund	Real Estate Fund	Small Cap Value Fund
Distributions paid from:
Ordinary income	$182,052	$1,631,781	$1,265,153
Long-term capital gain	2,143,220	1,257,971	16,420,844

Total Distributions	$2,325,272	$2,889,752	$17,685,997

The tax character of distributions paid during the year ending December 31, 2016, will be reported in the Funds’ December 31, 2016 Annual Report.

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (unaudited)

As of December 31, 2015, the components of distributable earnings on a tax basis were as follows:

	Mid Cap Value Fund	Real Estate Fund	Small Cap Value Fund
Undistributed net investment income	$4,188	$1,309,248	$2,581
Undistributed realized capital gains	293,885	2,113,959	1
Capital loss carryforward	—	—	—
Deferred qualified late-year losses	—	—	—
Unrealized appreciation (depreciation)	11,134,077	28,557,426	468,941,165

Total Accumulated Earnings	$11,432,150	$31,980,633	$468,943,747

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the deferral of losses on wash sales.

As of December 31, 2015, Mid Cap Value Fund, Real Estate Fund and Small Cap Value Fund did not have capital loss carryforwards for federal income tax purposes.

Any capital loss, as defined by the Internal Revenue Code, that is realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Mid Cap Value Fund, Real Estate Fund and Small Cap Value Fund had no deferred qualified late-year losses for the year ending December 31, 2015.

Permanent differences, incurred during the year ended December 31, 2015, resulting from differences in book and tax accounting have been reclassified at year end to undistributed net investment income, accumulated realized gain and paid-in capital as follows:

	Mid Cap Value Fund	Real Estate Fund	Small Cap Value Fund
Decrease undistributed net investment income	$—	$(21)	$(64)
Increase accumulated net realized gain	$—	$21	$64

Note 7. – Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the Financial Statements.

FINANCIAL HIGHLIGHTS

Sterling Capital Stratton Mid Cap Value Fund

The table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

	Institutional Shares[1]
	6 Months Ended	Year Ended December 31,
	6/30/16*	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$52.55	$55.50	$51.63	$37.47	$32.65	$37.20

Income From Investment Operations
Net investment income (loss)	0.03 [2]	0.15 [2]	0.02 [2]	(0.01)[2]	0.19 [2]	0.13 [2]
Net gains (losses) on securities (both realized and unrealized)	0.58	(1.17)	3.85	14.17	4.84	(4.53)

Total From Investment Operations	0.61	(1.02)	3.87	14.16	5.03	(4.40)

Less Distributions
Dividends (from net investment income)	—	(0.15)	(0.02)	—	(0.21)	(0.15)
Distributions (from capital gains)	—	(1.78)	—	—	—	—

Total Distributions	—	(1.93)	(0.02)	—	(0.21)	(0.15)

Redemption Fees	—	— [3]	0.02	— [3]	— [3]	— [3]

Net Asset Value, End of Period	$53.16	$52.55	$55.50	$51.63	$37.47	$32.65

Total Return	1.16%[4]	(1.75%)	7.54%	37.79%	15.40%	(11.84%)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$62,278	$64,364	$74,637	$67,937	$52,697	$52,374
Ratio of expenses to average net assets	0.97%[5]	1.04%	1.05%	1.16%	1.21%	1.18%
Ratio of net expenses to average net assets	0.95%[5]	1.04%	1.05%	1.16%	1.21%	1.18%
Ratio of net investment income (loss) to average net assets	0.14%[5]	0.26%	0.03%	(0.02%)	0.54%	0.36%
Portfolio turnover rate	8.31%[4]	19.28%	55.45%	24.21%	63.11%	33.56%

*	Unaudited
[1]	Each of the Stratton Small Cap Value Fund, the Stratton Mid Cap Value Fund, and the Stratton Real Estate Fund (collectively, the “Predecessor Funds”) transferred its assets and liabilities to, Sterling Capital Stratton Small Cap Value Fund, Sterling Capital Stratton Mid Cap Value Fund and Sterling Capital Stratton Real Estate Fund, respectively (collectively, the “Fund Mergers”) at the close of business on November 13, 2015. Because the Funds had no investment operations prior to the closing of the Fund Mergers, and based on the similarity of the Funds to the Predecessor Funds, each Predecessor Fund is treated as the survivor of the relevant Fund Merger for accounting and performance reporting purposes.
[2]	Calculated based on the average number of shares outstanding during the period.
[3]	Amount represents less than $0.01 per share.
[4]	Not Annualized
[5]	Annualized

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Sterling Capital Stratton Mid Cap Value Fund

The table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

	Class A Shares		Class C Shares
	6 Months Ended 6/30/16*	Period Ended 12/31/15[1]	6 Months Ended 6/30/16*	Period Ended 12/31/15[1]
Net Asset Value, Beginning of Period	$52.55	$53.97	$52.54	$53.97

Income From Investment Operations
Net investment income	(0.02)[2]	0.05 [2]	(0.22)[2]	— [2]
Net gains on securities (both realized and unrealized)	0.57	0.44	0.57	0.45

Total From Investment Operations	0.55	0.49	0.35	0.45

Less Distributions
Dividends (from net investment income)	—	(0.13)	—	(0.10)
Distributions (from capital gains)	—	(1.78)	—	(1.78)

Total Distributions	—	(1.91)	—	(1.88)

Net Asset Value, End of Period	$53.10	$52.55	$52.89	$52.54

Total Return	1.04%[3]	1.00%[3]	0.67%[3]	0.91%[3]
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$18	$1	$1	$1
Ratio of expenses to average net assets	1.22%[4]	0.91%[4]	1.94%[4]	1.64%[4]
Ratio of net expenses to average net assets	1.20%[4]	0.91%[4]	1.94%[4]	1.64%[4]
Ratio of net investment income (loss) to average net assets	(0.09%)[4]	0.72%[4]	(0.86%)[4]	(0.01%)[4]
Portfolio turnover rate	8.31%[3]	19.28%	8.31%[3]	19.28%

*	Unaudited
[1]	For the period from November 16, 2015 (commencement of operations) to December 31, 2015.
[2]	Calculated based on the average number of shares outstanding during the period.
[3]	Not Annualized
[4]	Annualized

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Sterling Capital Stratton Real Estate Fund

The table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

	Institutional Shares[1]
	6 Months Ended 6/30/16*	Year Ended December 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$36.01	$36.44	$29.86	$29.98	$26.98	$26.49

Income From Investment Operations
Net investment income	0.62 [2]	0.66 [2]	0.62 [2]	0.49 [2]	0.44 [2]	0.41 [2]
Net gains (losses) on securities (both realized and unrealized)	4.44	(0.04)	8.47	0.21	4.50	0.99

Total From Investment Operations	5.06	0.62	9.09	0.70	4.94	1.40

Less Distributions
Dividends (from net investment income)	(0.50)	(0.59)	(0.62)	(0.15)	(0.38)	(0.60)
Distributions (from capital gains)	—	(0.47)	(1.89)	(0.67)	(1.56)	(0.31)

Total Distributions	(0.50)	(1.06)	(2.51)	(0.82)	(1.94)	(0.91)

Redemption Fees	—	0.01	— [3]	— [3]	— [3]	— [3]

Net Asset Value, End of Period	$40.57	$36.01	$36.44	$29.86	$29.98	$26.98

Total Return	14.06%[4]	1.85%	30.69%	2.35%	18.61%	5.35%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$107,516	$96,198	$93,984	$78,589	$84,081	$78,321
Ratio of expenses to average net assets	0.84%[5]	0.89%	0.96%	0.97%	1.01%	1.03%
Ratio of net expenses to average net assets	0.83%[5]	0.89%	0.96%	0.97%	1.01%	1.03%
Ratio of net investment income to average net assets	3.39%[5]	1.82%	1.81%	1.55%	1.47%	1.53%
Portfolio turnover rate	14.15%[4]	15.47%	14.20%	17.75%	27.62%	14.66%

*	Unaudited
[1]	Each of the Stratton Small Cap Value Fund, the Stratton Mid Cap Value Fund, and the Stratton Real Estate Fund (collectively, the “Predecessor Funds”) transferred its assets and liabilities to, Sterling Capital Stratton Small Cap Value Fund, Sterling Capital Stratton Mid Cap Value Fund and Sterling Capital Stratton Real Estate Fund, respectively (collectively, the “Fund Mergers”) at the close of business on November 13, 2015. Because the Funds had no investment operations prior to the closing of the Fund Mergers, and based on the similarity of the Funds to the Predecessor Funds, each Predecessor Fund is treated as the survivor of the relevant Fund Merger for accounting and performance reporting purposes.
[2]	Calculated based on the average number of shares outstanding during the period.
[3]	Amount represents less than $0.01 per share.
[4]	Not Annualized
[5]	Annualized

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Sterling Capital Stratton Real Estate Fund

The table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

	Class A Shares		Class C Shares
	6 Months Ended 6/30/16*	Period Ended 12/31/15[1]	6 Months Ended 6/30/16*	Period Ended 12/31/15[1]
Net Asset Value, Beginning of Period	$36.00	$34.90	$35.97	$34.90

Income From Investment Operations
Net investment income	0.61 [2]	0.15 [2]	0.34 [2]	0.12 [2]
Net gains on securities (both realized and unrealized)	4.40	1.42	4.51	1.42

Total From Investment Operations	5.01	1.57	4.85	1.54

Less Distributions
Dividends (from net investment income)	(0.48)	—	(0.39)	—
Distributions (from capital gains)	—	(0.47)	—	(0.47)

Total Distributions	(0.48)	(0.47)	(0.39)	(0.47)

Net Asset Value, End of Period	$40.53	$36.00	$40.43	$35.97

Total Return	13.92%[3]	4.54%[3]	13.51%[3]	4.45%[3]
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$89	$1	$11	$1
Ratio of expenses to average net assets	1.09%[4]	0.86%[4]	1.83%[4]	1.59%[4]
Ratio of net expenses to average net assets	1.08%[4]	0.86%[4]	1.83%[4]	1.59%[4]
Ratio of net investment income to average net assets	3.27%[4]	3.30%[4]	1.86%[4]	2.57%[4]
Portfolio turnover rate	14.15%[3]	15.47%	14.15%[3]	15.47%

* Unaudited

[1]	For the period from November 16, 2015 (commencement of operations) to December 31, 2015.
[2]	Calculated based on the average number of shares outstanding during the period.
[3]	Not Annualized
[4]	Annualized

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Sterling Capital Stratton Small Cap Value Fund

The table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

	Institutional Shares[1]
	6 Months Ended 6/30/16*	Year Ended December 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$69.89	$74.05	$73.31	$55.38	$49.79	$49.62

Income From Investment Operations
Net investment income (loss)	0.06 [2]	0.07 [2]	0.02 [2]	(0.01)[2]	0.07 [2]	(0.06)[2]
Net gains (losses) on securities (both realized and unrealized)	3.36	(3.15)	2.21	21.47	7.39	0.23

Total From Investment Operations	3.42	(3.08)	2.23	21.46	7.46	0.17

Less Distributions
Dividends (from net investment income)	—	(0.08)	(0.02)	—	(0.08)	—
Distributions (from capital gains)	—	(1.00)	(1.48)	(3.53)	(1.79)	—

Total Distributions	—	(1.08)	(1.50)	(3.53)	(1.87)	—

Redemption Fees	—	— [3]	0.01	— [3]	— [3]	— [3]

Net Asset Value, End of Period	$73.31	$69.89	$74.05	$73.31	$55.38	$49.79

Total Return	4.89%[4]	(4.14%)	3.09%	39.24%	15.10%	0.34%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,095,391	$1,156,577	$1,413,694	$1,161,329	$829,725	$771,646
Ratio of expenses to average net assets	1.08%[5]	1.11%	1.11%	1.15%	1.19%	1.20%
Ratio of net expenses to average net assets	1.08%[5]	1.11%	1.11%	1.15%	1.19%	1.20%
Ratio of net investment income (loss) to average net assets	0.17%[5]	0.10%	0.03%	(0.02%)	0.12%	(0.11%)
Portfolio turnover rate	3.29%[4]	6.33%	11.15%	9.18%	11.02%	15.58%

*	Unaudited
[1]	Each of the Stratton Small Cap Value Fund, the Stratton Mid Cap Value Fund, and the Stratton Real Estate Fund (collectively, the “Predecessor Funds”) transferred its assets and liabilities to, Sterling Capital Stratton Small Cap Value Fund, Sterling Capital Stratton Mid Cap Value Fund and Sterling Capital Stratton Real Estate Fund, respectively (collectively, the “Fund Mergers”) at the close of business on November 13, 2015. Because the Funds had no investment operations prior to the closing of the Fund Mergers, and based on the similarity of the Funds to the Predecessor Funds, each Predecessor Fund is treated as the survivor of the relevant Fund Merger for accounting and performance reporting purposes.
[2]	Calculated based on the average number of shares outstanding during the period.
[3]	Amount represents less than $0.01 per share.
[4]	Not Annualized
[5]	Annualized

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Sterling Capital Stratton Small Cap Value Fund

The table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

	Class A Shares		Class C Shares
	6 Months Ended 6/30/16*	Period Ended 12/31/15[1]	6 Months Ended 6/30/16*	Period Ended 12/31/15[1]
Net Asset Value, Beginning of Period	$69.90	$71.71	$69.88	$71.71

Income From Investment Operations
Net investment income (loss)	(0.03)[2]	0.05 [2]	(0.32)[2]	(0.01)[2]
Net losses on securities (both realized and unrealized)	3.37	(0.81)	3.39	(0.81)

Total From Investment Operations	3.34	(0.76)	3.07	(0.82)

Less Distributions
Dividends (from net investment income)	—	(0.05)	—	(0.01)
Distributions (from capital gains)	—	(1.00)	—	(1.00)

Total Distributions	—	(1.05)	—	(1.01)

Net Asset Value, End of Period	$73.24	$69.90	$72.95	$69.88

Total Return	4.78%[3]	(1.03%)[3]	4.39%[3]	(1.12%)[3]
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$71	$1	$37	$1
Ratio of expenses to average net assets	1.32%[4]	1.33%[4]	2.07%[4]	2.06%[4]
Ratio of net expenses to average net assets	1.32%[4]	1.33%[4]	2.07%[4]	2.06%[4]
Ratio of net investment income (loss) to average net assets	(0.09%)[4]	0.58%[4]	(0.92%)[4]	(0.15%)[4]
Portfolio turnover rate	3.29%[3]	6.33%	3.29%[3]	6.33%

*	Unaudited
[1]	For the period from November 16, 2015 (commencement of operations) to December 31, 2015.
[2]	Calculated based on the average number of shares outstanding during the period.
[3]	Not Annualized
[4]	Annualized

See accompanying Notes to Financial Statements.

ADDITIONAL INFORMATION

(unaudited)

Disclosure of Fund Expenses

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs such as sales charges (loads) on purchases and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the numbers in the first line under the heading entitled “Expenses Paid During Six Month Period Ending 6/30/16” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Six Month Period Ending 6/30/16*	Annualized Expense Ratio During Six Month Period Ending 6/30/16
Mid Cap Value Fund
Class A Shares	$1,000.00	$1,010.40	$6.00	1.20%
Class C Shares	$1,000.00	$1,006.70	$9.68	1.94%
Institutional Shares	$1,000.00	$1,011.60	$4.75	0.95%
Real Estate Fund
Class A Shares	$1,000.00	$1,139.20	$5.74	1.08%
Class C Shares	$1,000.00	$1,135.10	$9.71	1.83%
Institutional Shares	$1,000.00	$1,140.60	$4.42	0.83%
Small Cap Value Fund
Class A Shares	$1,000.00	$1,047.80	$6.72	1.32%
Class C Shares	$1,000.00	$1,043.90	$10.52	2.07%
Institutional Shares	$1,000.00	$1,048.90	$5.50	1.08%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

ADDITIONAL INFORMATION (continued)

(unaudited)

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Six Month Period Ending 6/30/16*	Annualized Expense Ratio During Six Month Period Ending 6/30/16
Mid Cap Value Fund
Class A Shares	$1,000.00	$1,018.90	$6.02	1.20%
Class C Shares	$1,000.00	$1,015.22	$9.72	1.94%
Institutional Shares	$1,000.00	$1,020.14	$4.77	0.95%
Real Estate Fund
Class A Shares	$1,000.00	$1,019.49	$5.42	1.08%
Class C Shares	$1,000.00	$1,015.76	$9.17	1.83%
Institutional Shares	$1,000.00	$1,020.74	$4.17	0.83%
Small Cap Value Fund
Class A Shares	$1,000.00	$1,018.30	$6.62	1.32%
Class C Shares	$1,000.00	$1,014.57	$10.37	2.07%
Institutional Shares	$1,000.00	$1,019.49	$5.42	1.08%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

OTHER INFORMATION

(unaudited)

Proxy Voting

For free information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, or to obtain a free copy of the Funds’ complete proxy voting policies and procedures, call 1-800-228-1872, or visit the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

Each Fund files a schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Forms N-Q also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

INVESTMENT ADVISOR

Sterling Capital Management LLC

3605 Glenwood Avenue, Suite 100

Raleigh, NC 27612

DISTRIBUTOR

Sterling Capital Distributors, LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

1601 Market Street

Philadelphia, PA 19103

STERLING
CAPITAL FUNDS

SC Funds
06/16

©2016 Sterling Capital Funds

SC Funds
06/16
STERLING CAPITAL FUNDS
©2016 Sterling Capital Funds

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sterling Capital Funds

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	8/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	8/26/2016

By (Signature and Title)	/s/ Todd M. Miller
Todd M. Miller, Treasurer
(principal financial officer)

Date	8/26/2016